Acquisitions - Summary of Amounts Recognized for Assets and Liabilities Acquired (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Net cash outflow	$ 1,810
Getrag Group Of Companies [Member]
Business Acquisition [Line Items]
Cash	136
Non-cash working capital	(395)
Investments	1,497
Fixed assets	445
Goodwill	590
Other assets	24
Intangibles	372
Deferred tax assets	34
Long-term employee benefit liabilities	(137)
Long-term debt	(117)
Other long-term liabilities	(52)
Deferred tax liabilities	(119)
Non-controlling interest	(287)
Consideration paid	1,991
Less: Cash acquired	(136)
Net cash outflow	$ 1,855